Compensation of Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries and other benefits	$ 6,078	$ 6,983
Equity settled share based compensation	3,036	2,749
Cash settled share based compensation	(3,945)	8,629
Key management personnel compensation	$ 5,169	$ 18,361